Note 18 - Financial Instruments - Schedule of Foreign Currency Risk (Details) - Currency risk [member] - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Total	$ (65,123)	$ (49,418)
Accounts payable and accrued liabilities [member]
Statement Line Items [Line Items]
Liabilities at risk	(478)	(1,686)
Accrued interest [member]
Statement Line Items [Line Items]
Liabilities at risk	(2,799)	(5,730)
Convertible notes [member]
Statement Line Items [Line Items]
Liabilities at risk	(63,963)	(40,101)
Royalty [member]
Statement Line Items [Line Items]
Liabilities at risk	(1,283)	(858)
Convertible debt, embedded derivative [member]
Statement Line Items [Line Items]
Liabilities at risk		(1,421)
Embedded derivative liability, warrant [member]
Statement Line Items [Line Items]
Liabilities at risk		(7)
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Assets at risk	$ 3,391	$ 385